Contingent Liabilities and Commitments - Additional Information (Detail)		12 Months Ended
	Nov. 02, 2015	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of contingent liabilities and commitments [line items]
Amount of preferred stock upon indemnity more than one billion | €			€ 0
Description of material leasing arrangements by lessee classified as operating lease		The majority of leases are subject to a third party outsourcing contract whereby the Santander UK group has the right to extend the occupation of properties by a minimum of three years subject to 12 months' notice and a lease renewal being available from external landlords. Where leases expire after the expiry of the outsourcing contract in 2020 and occupation is still required, negotiations will be held with the landlords to agree renewal terms.	The majority of leases are subject to a third party outsourcing contract whereby the Santander UK group has the right to extend the occupation of properties by a minimum of three years subject to 12 months' notice and a lease renewal being available from external landlords. Where leases expire after the expiry of the outsourcing contract in 2020 and occupation is still required, negotiations will be held with the landlords to agree renewal terms.
Minimum lease extension period		3 years	3 years
Terms of notice period		12 months	12 months
Rental expense		£ 61,000,000		£ 61,000,000	£ 61,000,000
Minimum rentals		63,000,000		61,000,000	61,000,000
Sub-lease rental income		2,000,000		0	£ 0
Contingent rent expense		0
Compliance with Consumer Credit Act [member]
Disclosure of contingent liabilities and commitments [line items]
Additional operational risk losses and restructuring charges		£ 58,000,000		£ 0
Bottom of Range [member]
Disclosure of contingent liabilities and commitments [line items]
Losses on litigation settlements | €			€ 1,000,000,000
Visa Europe Ltd [member]
Disclosure of contingent liabilities and commitments [line items]
Sale of share capital	100.00%